Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	June 2012
Distribution Date	07/16/12
Transaction Month	22
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 6, 2010
Closing Date:	August 26, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:		$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%		September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%		March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%		April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%		March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$328,187,549.74	0.7832638	$304,525,143.94	0.7267903	$23,662,405.80
Class A-4 Notes	$218,300,000.00	1.0000000	$218,300,000.00	1.0000000	$-
Total Securities	$546,487,549.74	0.4665650	$522,825,143.94	0.4463631	$23,662,405.80

Weighted Avg. Coupon (WAC)	4.54%		4.54%
Weighted Avg. Remaining Maturity (WARM)	41.74		40.81
Pool Receivables Balance	$647,519,380.14		$619,060,688.87
Remaining Number of Receivables	52,393		51,328

Adjusted Pool Balance	$631,530,159.37		$603,854,830.95

III. COLLECTIONS

Principal:
Principal Collections	$27,788,834.93
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$459,845.96
Total Principal Collections	$28,248,680.89

Interest:
Interest Collections	$2,480,587.54
Late Fees & Other Charges	$37,308.36
Interest on Repurchase Principal	$-
Total Interest Collections	$2,517,895.90

Collection Account Interest	$1,862.91
Reserve Account Interest	$483.37
Servicer Advances	$-

Total Collections	$30,768,923.07

1 of 3

Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	June 2012
Distribution Date	07/16/12
Transaction Month	22
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections						$30,768,923.07
Reserve Account Release						$-
Reserve Account Draw						$-
Total Available for Distribution						$30,768,923.07
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$539,599.48		$539,599.48		$539,599.48
Collection Account Interest						$1,862.91
Late Fees & Other Charges						$37,308.36
Total due to Servicer						$578,770.75

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$265,284.94		$265,284.94
Class A-4 Notes		$296,524.17		$296,524.17

Total interest:		$561,809.11		$561,809.11		$561,809.11

Available Funds Remaining:						$29,628,343.21

3. Principal Distribution Amount:						$23,662,405.80

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$23,662,405.80
Class A-4 Notes				$-
Class A Notes Total:		23,662,405.80		$23,662,405.80
Total Noteholders Principal				$23,662,405.80

4. Required Deposit to Reserve Account						0.00

5. Trustee Expenses						0.00

6. Remaining Available Collections Released to Certificateholder						5,965,937.41

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount						$15,989,220.77
Beginning Period Amount						$15,989,220.77
Current Period Amortization						$783,362.85
Ending Period Required Amount						$15,205,857.92
Ending Period Amount						$15,205,857.92
Next Distribution Date Required Amount						$14,443,670.42

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance						0.50%
Beginning Period Required Amount						$6,529,263.47
Beginning Period Amount						$6,529,263.47
Current Period Release to Collection Account						$-
Current Period Deposit						$-
Current Period Release to Depositor						$-
Ending Period Required Amount (0.5% of APB of cut-off date)						$6,529,263.47
Ending Period Amount						$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target		14.50%
Overcollateralization Floor		2.00%
				Beginning	Ending	Target
Overcollateralization Amount				$85,042,609.63	$81,029,687.01	$81,029,687.01
Overcollateralization as a % of Adjusted Pool				13.47%	13.42%	13.42%

2 of 3

Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	June 2012
Distribution Date	07/16/12
Transaction Month	22
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.87%	50,747	98.70%	$611,034,927.24
30 - 60 Days	0.90%	460	1.02%	$6,319,895.21
61 - 90 Days	0.20%	103	0.24%	$1,474,025.41
91 + Days	0.04%	18	0.04%	$231,841.01
		51,328		$619,060,688.87
Total
Delinquent Receivables 61 + days past due	0.24%	121	0.28%	$1,705,866.42
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.22%	117	0.23%	$1,516,212.28
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.20%	107	0.21%	$1,405,397.84
Three-Month Average Delinquency Ratio	0.22%		0.24%

Repossession in Current Period		35		$494,852.59
Repossession Inventory		43		$309,678.60

Charge-Offs
Gross Principal of Charge-Off for Current Period				$669,856.34
Recoveries				$(459,845.96)
Net Charge-offs for Current Period				$210,010.38

Beginning Pool Balance for Current Period				$647,519,380.14

Net Loss Ratio				0.39%
Net Loss Ratio for 1st Preceding Collection Period				0.10%
Net Loss Ratio for 2nd Preceding Collection Period				0.20%
Three-Month Average Net Loss Ratio for Current Period				0.23%

Cumulative Net Losses for All Periods				$6,270,784.80
Cumulative Net Losses as a % of Initial Pool Balance				0.47%

Principal Balance of Extensions				$2,356,105.37
Number of Extensions				154

3 of 3